Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 03, 2017	Jul. 11, 2016	Jun. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Number of shares authorized to be repurchased				7,100,000
Purchase of treasury stock				$ 13.0	$ 113.5
Treasury Stock, Shares, Acquired				300,000	3,400,000
Treasury Stock Acquired, Average Cost Per Share				$ 43.83	$ 33.22
Common stock reissued				2,400,000
Preferred stock, par value				$ 1	$ 1	$ 1.00
Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Issuance of preferred stock		$ 150.0
Preferred stock, dividend rate percentage		6.25%
Preferred stock, par value		$ 1.00
Preferred stock liquidation preference per depositary share		25
Preferred stock, liquidation preference per share		$ 25,000
City Securities [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Shares Acquisitions	200,000
Sterne Agee Group, Inc. [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Shares Acquisitions			1,400,000
Eaton Partners and ISM [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Shares Acquisitions					300,000